Property, Plant and Equipment - Impairment Losses (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales	¥ 994,308	¥ 1,089,764	¥ 651,729
Research and development expenses	455,833	492,381	368,298
Accumulated impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales	(139)	(29)	(35)
Selling, general and administrative expenses	(149)	(469)	(354)
Research and development expenses	(68)	(293)	(41)
Other operating expenses	(80)	(19,224)	(191)
Total	¥ (436)	¥ (20,015)	¥ (621)